Investment Company Accounting (Summary Of Aggregate Fair Value And Cost Of Investments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Schedule Of Investment Company Accounting [Abstract]
Closing cost	¥ 31,691	[1]	¥ 148,358	[1]
Gross unrealized appreciation	110,600		104,807
Gross unrealized depreciation	(9,971)		(44,411)
Closing fair value	¥ 132,320		¥ 208,754		¥ 267,168	¥ 253,693

[1]	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.